Supplement

dated August 31, 2009

to the Class A, Class B and Class C Shares Prospectus (the “Prospectus”)

for The Hartford Mutual Funds, Dated March 1, 2009

The above referenced Prospectus is revised as follows:

Fund Expense Limitations

At a meeting held on August 4-5, 2009, the Boards of Directors (“Board”) of The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. (the “Companies”) approved the continuation of the management agreements between the Companies and Hartford Investment Financial Services, LLC (“HIFSCO”), the Funds’ investment manager, as well as the transfer agency agreement between the Funds and Hartford Administrative Services Company (“HASCO”). The Board also approved the expense limitation agreements for the Funds, and in connection therewith, certain operational changes with respect to the implementation of the expense limitations. Specifically, the Board approved a change in the order in which Fund expense and transfer agency fee limitations are applied by HIFSCO and HASCO, respectively. As of November 1, 2009, transfer agency fees in excess of the transfer agency expense limitation amount (currently 0.30%) will be reimbursed by HASCO prior to the application of the Fund expense limitation by HIFSCO. This change will likely result in a material increase in Fund expenses for certain classes of certain Funds. Such anticipated increases for the affected classes are reflected in the tables and notes below.

In addition, with respect to The Hartford High Yield Fund, The Hartford Income Fund and The Hartford Inflation Plus Fund, the Board also approved a change to the levels at which expenses will be reimbursed for each share class, as reflected below in the table and notes for the Funds. Accordingly, the following changes for the noted Funds are being made to the Prospectus:

You should note that all expense information for the Funds shown below is based on estimates of expenses as of November 1, 2009. Actual expenses may vary from the estimates shown.

The Hartford High Yield Fund

As of November 1, 2009, under the heading “The Hartford High Yield Fund, Your Expenses,” of the Prospectus, the Shareholder Fees and Annual Operating Expenses table and the footnotes attached thereto, as well as the expense examples, are deleted and replaced with the following:

1

YOUR EXPENSES.  This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

	CLASS A		CLASS B	CLASS C
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a percentage of offering Price	4.50%		None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None	(1)	5.00%	1.00%
Exchange fees	None		None	None
Annual Operating Expenses (expenses that are deducted from the fund’s assets)
Management fees	0.70%		0.70%	0.70%
Distribution and service (12b-1) fees	0.25	%(2)	1.00%	1.00%
Other expenses	0.38%		0.53%	0.29%
Total annual operating expenses	1.33%		2.23%	1.99%
Less: Contractual expense reimbursement (3)	0.13%		0.28%	0.04%
Net annual operating expenses(3)	1.20%		1.95%	1.95%

(1)

A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See “Classes of Shares: How Sales Charges are Calculated.”

(2)

The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the Board of Directors has currently authorized Rule 12b-1 payments of only up to 0.25% on Class A shares.

(3)

HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class A shares, Class B shares and Class C shares at 1.20%, 1.95% and 1.95%, respectively. HASCO, the fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes. Each contractual arrangement will remain in effect until February 28, 2011, and shall renew automatically for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination of the expense reimbursement agreements to the Board of Directors of the fund.

EXAMPLE.  These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples also assume that your investment has a 5% return each year, that the fund’s operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. Your actual costs may be higher or lower. Thus, based on these assumptions, for every $10,000 invested, here is how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

You would pay the following expenses if you redeemed your shares at the end of each period:

	CLASS A	CLASS B	CLASS C
Expenses (with redemption)
Year 1	$567	$698	$298
Year 3	$840	$970	$621
Year 5	$1,134	$1,369	$1,069
Year 10	$1,969	$2,315	$2,314

You would pay the following expenses if you did not redeem your shares:

	CLASS A	CLASS B	CLASS C
Expenses (without redemption)
Year 1	$567	$198	$198
Year 3	$840	$670	$621
Year 5	$1,134	$1,169	$1,069
Year 10	$1,969	$2,315	$2,314

2

The Hartford Income Fund

As of November 1, 2009, under the heading “The Hartford Income Fund, Your Expenses,” of the Prospectus, the Shareholder Fees and Annual Operating Expenses table and the footnotes attached thereto, as well as the expense examples, are deleted and replaced with the following:

YOUR EXPENSES.  This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

	CLASS A		CLASS B	CLASS C
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a percentage of offering price	4.50%		None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None	(1)	5.00%	1.00%
Exchange fees	None		None	None
Annual Operating Expenses (expenses that are deducted from the fund’s assets)
Management fees	0.55%		0.55%	0.55%
Distribution and service (12b-1) fees	0.25	%(2)	1.00%	1.00%
Other expenses	0.31%		0.44%	0.25%
Total annual operating expenses	1.11%		1.99%	1.80%
Less: Contractual expense reimbursement (3)	0.11%		0.24%	0.05%
Net annual operating expenses(3)	1.00%		1.75%	1.75%

(1)

A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See “Classes of Shares: How Sales Charges are Calculated.”

(2)

The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the Board of Directors has currently authorized Rule 12b-1 payments of only up to 0.25% on Class A shares.

(3)

HIFSCO has permanently agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class A shares, Class B shares and Class C shares at 1.00%, 1.75% and 1.75%, respectively. HASCO, the fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes.  Each contractual arrangement will remain in effect until February 28, 2011, and shall renew automatically for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination of the expense reimbursement agreements to the Board of Directors of the fund.

EXAMPLE.  These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples also assume that your investment has a 5% return each year, that the fund’s operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. Your actual costs may be higher or lower. Thus, based on these assumptions, for every $10,000 invested, here is how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

You would pay the following expenses if you redeemed your shares at the end of each period:

	CLASS A	CLASS B	CLASS C
Expenses (with redemption)
Year 1	$547	$678	$278
Year 3	$777	$901	$562
Year 5	$1,024	$1,251	$970
Year 10	$1,731	$2,070	$2,112

3

You would pay the following expenses if you did not redeem your shares:

	CLASS A	CLASS B	CLASS C
Expenses (without redemption)
Year 1	$547	$178	$178
Year 3	$777	$601	$562
Year 5	$1,024	$1,051	$970
Year 10	$1,731	$2,070	$2,112

The Hartford Inflation Plus Fund

As of November 1, 2009, under the heading “The Hartford Inflation Plus Fund, Your Expenses,” of the Prospectus, the Shareholder Fees and Annual Operating Expenses table and the footnotes attached thereto, as well as the expense examples, are deleted and replaced with the following:

YOUR EXPENSES.  This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

	CLASS A		CLASS B	CLASS C
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a percentage of offering price	4.50%		None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None	(1)	5.00%	1.00%
Exchange fees	None		None	None
Annual Operating Expenses (expenses that are deducted from the fund’s assets)
Management fees	0.53%		0.53%	0.53%
Distribution and service (12b-1) fees	0.25	%(2)	1.00%	1.00%
Other expenses	0.18%		0.22%	0.16%
Total annual operating expenses	0.96%		1.75%	1.69%
Less: Contractual expense reimbursement (3)	0.06%		0.10%	0.04%
Net annual operating expenses(3)	0.90%		1.65%	1.65%

(1)

A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See “Classes of Shares: How Sales Charges are Calculated.”

(2)

The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the Board of Directors has currently authorized Rule 12b-1 payments of only up to 0.25% on Class A shares.

(3)

HIFSCO has permanently agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class A shares, Class B shares and Class C shares at 1.00%, 1.75% and 1.75%, respectively. In addition, HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class A shares, Class B shares and Class C shares at 0.90%, 1.65% and 1.65%, respectively. HASCO, the fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes. Each contractual arrangement will remain in effect until February 28, 2011, and shall renew automatically for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination of the expense reimbursement agreements to the Board of Directors of the fund.

EXAMPLE.  These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples also assume that your investment has a 5% return each year, that the

4

fund’s operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. Your actual costs may be higher or lower. Thus, based on these assumptions, for every $10,000 invested, here is how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

You would pay the following expenses if you redeemed your shares at the end of each period:

	CLASS A	CLASS B	CLASS C
Expenses (with redemption)
Year 1	$538	$668	$268
Year 3	$736	$841	$529
Year 5	$951	$1,140	$914
Year 10	$1,570	$1,845	$1,994

You would pay the following expenses if you did not redeem your shares:

	CLASS A	CLASS B	CLASS C
Expenses (without redemption)
Year 1	$538	$168	$168
Year 3	$736	$541	$529
Year 5	$951	$940	$914
Year 10	$1,570	$1,845	$1,994

This Supplement should be retained with your Prospectus for future reference.

5

Supplement

dated August 31, 2009

to the Class A, Class B and Class C Shares Prospectus (the “Prospectus”)

for The Hartford Mutual Funds, Dated March 1, 2009

The above referenced Prospectus is revised as follows:

Fund Expense Limitations

At a meeting held on August 4-5, 2009, the Boards of Directors (“Board”) of The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. (the “Companies”) approved the continuation of the management agreements between the Companies and Hartford Investment Financial Services, LLC (“HIFSCO”), the Funds’ investment manager, as well as the transfer agency agreement between the Funds and Hartford Administrative Services Company (“HASCO”). The Board also approved the expense limitation agreements for the Funds, and in connection therewith, certain operational changes with respect to the implementation of the expense limitations. Specifically, the Board approved a change in the order in which Fund expense and transfer agency fee limitations are applied by HIFSCO and HASCO, respectively. As of November 1, 2009, transfer agency fees in excess of the transfer agency expense limitation amount (currently 0.30%) will be reimbursed by HASCO prior to the application of the Fund expense limitation by HIFSCO. This change will likely result in a material increase in Fund expenses for certain classes of certain Funds. Such anticipated increases for the affected classes are reflected in the tables and notes below.

You should note that all expense information for the Fund shown below is based on estimates of expenses as of November 1, 2009. Actual expenses may vary from the estimates shown.

The Hartford Global Health Fund

As of November 1, 2009, under the heading “The Hartford Global Health Fund, Your Expenses,” of the Prospectus, the Shareholder Fees and Annual Operating Expenses table and the footnotes attached thereto with respect to Class B, as well as the expense examples, are deleted and replaced with the following:

YOUR EXPENSES.  This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

CLASS B
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a percentage of offering price	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	5.00%
Exchange fees	None
Annual Operating Expenses (expenses that are deducted from the fund’s assets)
Management fees	0.90%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.67%
Total annual operating expenses	2.57%
Less: Contractual expense reimbursement (1)	0.26%
Net annual operating expenses(1)	2.31%

1

(1)       HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class B shares at 2.35%. HASCO, the fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes.  Each contractual arrangement will remain in effect until February 28, 2011, and shall renew automatically for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination of the expense reimbursement agreements to the Board of Directors of the fund.

EXAMPLE.  These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples also assume that your investment has a 5% return each year, that the fund’s operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. Your actual costs may be higher or lower. Thus, based on these assumptions, for every $10,000 invested, here is how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

You would pay the following expenses if you redeemed your shares at the end of each period:

CLASS B
Expenses (with redemption)
Year 1	$734
Year 3	$1,075
Year 5	$1,542
Year 10	$2,601

You would pay the following expenses if you did not redeem your shares:

CLASS B
Expenses (without redemption)
Year 1	$234
Year 3	$775
Year 5	$1,342
Year 10	$2,601

This Supplement should be retained with your Prospectus for future reference.

2

Supplement

dated August 31, 2009

to the Class A, Class B and Class C Shares Prospectus (the “Prospectus”)

for The Hartford Mutual Funds, Dated March 1, 2009

The above referenced Prospectus is revised as follows:

Fund Expense Limitations

At a meeting held on August 4-5, 2009, the Boards of Directors (“Board”) of The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. (the “Companies”) approved the continuation of the management agreements between the Companies and Hartford Investment Financial Services, LLC (“HIFSCO”), the Funds’ investment manager, as well as the transfer agency agreement between the Funds and Hartford Administrative Services Company (“HASCO”). The Board also approved the expense limitation agreements for the Funds, and in connection therewith, certain operational changes with respect to the implementation of the expense limitations. Specifically, the Board approved a change in the order in which Fund expense and transfer agency fee limitations are applied by HIFSCO and HASCO, respectively. As of November 1, 2009, transfer agency fees in excess of the transfer agency expense limitation amount (currently 0.30%) will be reimbursed by HASCO prior to the application of the Fund expense limitation by HIFSCO. This change will likely result in a material increase in Fund expenses for certain classes of certain Funds. Such anticipated increases for the affected classes are reflected in the tables and notes below.

In addition, with respect to The Hartford Global Equity Fund, the Board also approved a change to the levels at which expenses will be reimbursed for each share class, as reflected below in the table and notes for the Fund. Accordingly, the following changes for the noted Funds are being made to the Prospectus:

The Hartford Global Equity Fund

As of November 1, 2009, under the heading “The Hartford Global Equity Fund, Your Expenses,” of the Prospectus, the Shareholder Fees and Annual Operating Expenses table and the footnotes attached thereto, as well as the expense examples, are deleted and replaced with the following:

YOUR EXPENSES.  This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

	CLASS A		CLASS B	CLASS C
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.50%		None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None	(1)	5.00%	1.00%
Exchange fees	None		None	None
Annual Operating Expenses (expenses that are deducted from the fund’s assets)
Management fees	0.95%		0.95%	0.95%
Distribution and service (12b-1) fees	0.25	%(2)	1.00%	1.00%
Other expenses	0.99%		1.31%	0.90%
Total annual operating expenses	2.19%		3.26%	2.85%
Less: Contractual expense reimbursement(3)	0.44%		0.76%	0.35%
Net annual operating expenses(3)	1.75%		2.50%	2.50%

(1)

A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See “Classes of Shares: How Sales Charges are Calculated.”

(2)

The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the Board of Directors has currently authorized Rule 12b-1 payments of only up to 0.25% on Class A shares.

(3)

HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class A shares, Class B shares and Class C shares at 1.75%, 2.50% and 2.50%, respectively. HASCO, the fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes. Each contractual arrangement will remain in effect until February 28, 2011, and shall renew automatically for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination of the expense reimbursement agreements to the Board of Directors of the fund.

EXAMPLE.  These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples also assume that your investment has a 5% return each year, that the fund’s operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. Your actual costs may be higher or lower. Thus, based on these assumptions, for every $10,000 invested, here is how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

You would pay the following expenses if you redeemed your shares at the end of each period:

	CLASS A	CLASS B	CLASS C
Expenses (with redemption)
Year 1	$718	$753	$353
Year 3	$1,158	$1,233	$850
Year 5	$1,622	$1,837	$1,473
Year 10	$2,902	$3,260	$3,151

You would pay the following expenses if you did not redeem your shares:

	CLASS A	CLASS B	CLASS C
Expenses (without redemption)
Year 1	$718	$253	$253
Year 3	$1,158	$933	$850
Year 5	$1,622	$1,637	$1,473
Year 10	$2,902	$3,260	$3,151

The Hartford Global Growth Fund

As of November 1, 2009, under the heading “The Hartford Global Growth Fund, Your Expenses,” of the Prospectus, the Shareholder Fees and Annual Operating Expenses table and the footnotes attached thereto, as well as the expense examples, are deleted and replaced with the following:

YOUR EXPENSES.  This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

	CLASS A		CLASS B	CLASS C
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.50%		None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None	(1)	5.00%	1.00%
Exchange fees	None		None	None
Annual Operating Expenses (expenses that are deducted from the fund’s assets)
Management fees	0.85%		0.85%	0.85%
Distribution and service (12b-1) fees	0.25	%(2)	1.00%	1.00%
Other expenses	0.80%		1.15%	0.66%
Total annual operating expenses	1.90%		3.00%	2.51%
Less: Contractual expense reimbursement (3)	0.42%		0.77%	0.28%
Net annual operating expenses(3)	1.48%		2.23%	2.23%

(1)

A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See “Classes of Shares: How Sales Charges are Calculated.”

(2)

The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the Board of Directors has currently authorized Rule 12b-1 payments of only up to 0.25% on Class A shares.

(3)

HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class A shares, Class B shares and Class C shares at 1.48% , 2.23% and 2.23%, respectively. HASCO, the fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes. Each contractual arrangement will remain in effect until February 28, 2011, and shall renew automatically for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination of the expense reimbursement agreements to the Board of Directors of the fund.

EXAMPLE.  These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples also assume that your investment has a 5% return each year, that the fund’s operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. Your actual costs may be higher or lower. Thus, based on these assumptions, for every $10,000 invested, here is how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

You would pay the following expenses if you redeemed your shares at the end of each period:

	CLASS A	CLASS B	CLASS C
Expenses (with redemption)
Year 1	$692	$726	$326
Year 3	$1,076	$1,155	$755
Year 5	$1,483	$1,710	$1,310
Year 10	$2,618	$3,004	$2,825

You would pay the following expenses if you did not redeem your shares:

	CLASS A	CLASS B	CLASS C
Expenses (without redemption)
Year 1	$692	$226	$226
Year 3	$1,076	$855	$755
Year 5	$1,483	$1,510	$1,310
Year 10	$2,618	$3,004	$2,825

The Hartford International Growth Fund

As of November 1, 2009, under the heading “The Hartford International Growth Fund, Your Expenses,” of the Prospectus, the Shareholder Fees and Annual Operating Expenses table and the footnotes attached thereto, as well as the expense examples, are deleted and replaced with the following:

YOUR EXPENSES.  This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

	CLASS A		CLASS B	CLASS C
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.50%		None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None	(1)	5.00%	1.00%
Exchange fees	None		None	None
Annual Operating Expenses (expenses that are deducted from the fund’s assets)
Management fees	0.90%		0.90%	0.90%
Distribution and service (12b-1) fees	0.25	%(2)	1.00%	1.00%
Other expenses	0.69%		1.02%	0.65%
Total annual operating expenses	1.84%		2.92%	2.55%
Less: Contractual expense reimbursement (3)	0.24%		0.57%	0.20%
Net annual operating expenses(3)	1.60%		2.35%	2.35%

(1)

A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See “Classes of Shares: How Sales Charges are Calculated.”

(2)

The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the Board of Directors has currently authorized Rule 12b-1 payments of only up to 0.25% on Class A shares.

(3)

HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class A shares, Class B shares and Class C shares at 1.60%, 2.35% and 2.35%, respectively. HASCO, the fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes.  Each contractual arrangement will remain in effect until February 28, 2011, and shall renew automatically for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination of the expense reimbursement agreements to the Board of Directors of the fund.

EXAMPLE.  These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples also assume that your investment has a 5% return each year, that the fund’s operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. Your actual costs may be higher or lower. Thus, based on these assumptions, for every $10,000 invested, here is how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

You would pay the following expenses if you redeemed your shares at the end of each period:

	CLASS A	CLASS B	CLASS C
Expenses (with redemption)
Year 1	$704	$738	$338
Year 3	$1,075	$1,150	$775
Year 5	$1,470	$1,688	$1,338
Year 10	$2,571	$2,945	$2,870

You would pay the following expenses if you did not redeem your shares:

	CLASS A	CLASS B	CLASS C
Expenses (without redemption)
Year 1	$704	$238	$238
Year 3	$1,075	$850	$775
Year 5	$1,470	$1,488	$1,338
Year 10	$2,571	$2,945	$2,870

The Hartford International Opportunities Fund

As of November 1, 2009, under the heading “The Hartford International Opportunities Fund, Your Expenses,” of the Prospectus, the Shareholder Fees and Annual Operating Expenses table and the footnotes attached thereto, as well as the expense examples, are deleted and replaced with the following:

YOUR EXPENSES.  This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

	CLASS A		CLASS B	CLASS C
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.50%		None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None	(1)	5.00%	1.00%
Exchange fees	None		None	None
Annual Operating Expenses (expenses that are deducted from the fund’s assets)
Management fees	0.85%		0.85%	0.85%
Distribution and service (12b-1) fees	0.25	%(2)	1.00%	1.00%
Other expenses	0.62%		0.98%	0.55%
Total annual operating expenses	1.72%		2.83%	2.40%
Less: Contractual expense reimbursement (3)	0.19%		0.54%	0.12%
Net annual operating expenses(3)	1.53%		2.29%	2.28%

(1)          A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See “Classes of Shares: How Sales Charges are Calculated.”

(2)          The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the Board of Directors has currently authorized Rule 12b-1 payments of only up to 0.25% on Class A shares.

(3)          HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class A shares, Class B shares and Class C shares at 1.57%, 2.32% and 2.32%, respectively. HASCO, the fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes.  Each contractual arrangement will remain in effect until February 28, 2011, and shall renew automatically for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination of the expense reimbursement agreements to the Board of Directors of the fund.

EXAMPLE.  These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples also assume that your investment has a 5% return each year, that the fund’s operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. Your actual costs may be higher or lower. Thus, based on these assumptions, for every $10,000 invested, here is how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

You would pay the following expenses if you redeemed your shares at the end of each period:

	CLASS A	CLASS B	CLASS C
Expenses (with redemption)
Year 1	$697	$732	$331
Year 3	$1,045	$1,126	$737
Year 5	$1,415	$1,646	$1,270
Year 10	$2,454	$2,852	$2,727

You would pay the following expenses if you did not redeem your shares:

	CLASS A	CLASS B	CLASS C
Expenses (without redemption)
Year 1	$697	$232	$231
Year 3	$1,045	$826	$737
Year 5	$1,415	$1,446	$1,270
Year 10	$2,454	$2,852	$2,727

The Hartford International Small Company Fund

As of November 1, 2009, under the heading “The Hartford International Small Company Fund, Your Expenses,” of the Prospectus, the Shareholder Fees and Annual Operating Expenses table and the footnotes attached thereto, as well as the expense examples, are deleted and replaced with the following:

YOUR EXPENSES.  This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

	CLASS A		CLASS B	CLASS C
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.50%		None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None	(1)	5.00%	1.00%
Exchange fees	None		None	None
Annual Operating Expenses (expenses that are deducted from the fund’s assets)
Management fees	0.90%		0.90%	0.90%
Distribution and service (12b-1) fees	0.25	%(2)	1.00%	1.00%
Other expenses	0.76%		1.13%	0.75%
Total annual operating expenses	1.91%		3.03%	2.65%
Less: Contractual expense reimbursement (3)	0.31%		0.68%	0.30%
Net annual operating expenses(3)	1.60%		2.35%	2.35%

(1)          A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See “Classes of Shares: How Sales Charges are Calculated.”

(2)          The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the Board of Directors has currently authorized Rule 12b-1 payments of only up to 0.25% on Class A shares.

(3)          HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class A shares, Class B shares and Class C shares at 1.60%, 2.35% and 2.35%, respectively. HASCO, the fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes.  Each contractual arrangement will remain in effect until February 28, 2011, and shall renew automatically for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination of the expense reimbursement agreements to the Board of Directors of the fund.

EXAMPLE.  These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples also assume that your investment has a 5% return each year, that the fund’s operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. Your actual costs may be higher or lower. Thus, based on these assumptions, for every $10,000 invested, here is how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

You would pay the following expenses if you redeemed your shares at the end of each period:

	CLASS A	CLASS B	CLASS C
Expenses (with redemption)
Year 1	$704	$738	$338
Year 3	$1,089	$1,172	$795
Year 5	$1,498	$1,732	$1,378
Year 10	$2,636	$3,035	$2,961

You would pay the following expenses if you did not redeem your shares:

	CLASS A	CLASS B	CLASS C
Expenses (without redemption)
Year 1	$704	$238	$238
Year 3	$1,089	$872	$795
Year 5	$1,498	$1,532	$1,378
Year 10	$2,636	$3,035	$2,961

This Supplement should be retained with your Prospectus for future reference.

Supplement

dated August 31, 2009

to the Class A, Class B and Class C Shares Prospectus (the “Prospectus”)

for The Hartford Mutual Funds, Dated March 1, 2009

The above referenced Prospectus is revised as follows:

Fund Expense Limitations

At a meeting held on August 4-5, 2009, the Boards of Directors (“Board”) of The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. (the “Companies”) approved the continuation of the management agreements between the Companies and Hartford Investment Financial Services, LLC (“HIFSCO”), the Funds’ investment manager, as well as the transfer agency agreement between the Funds and Hartford Administrative Services Company (“HASCO”). The Board also approved the expense  limitation agreements for the Funds, and in connection therewith, certain operational changes with respect to the implementation of the expense limitations. Specifically, the Board approved a change in the order in which Fund expense and transfer agency fee limitations are applied by HIFSCO and HASCO, respectively. As of November 1, 2009, transfer agency fees in excess of the transfer agency expense limitation amount (currently 0.30%) will be reimbursed by HASCO prior to the application of the Fund expense limitation by HIFSCO. This change will likely result in a material increase in Fund expenses for certain classes of certain Funds. Such anticipated increases for the affected classes are reflected in the tables and notes below.

In addition, with respect to The Hartford Checks and Balances Fund, the Board also approved a change to the  levels at which expenses will be reimbursed for each share class , as reflected below in the table and notes for the Fund.

Accordingly, the following changes for the noted Funds are being made to the Prospectus:

You should note that all expense information for the Funds shown below is based on estimates of expenses as of November 1, 2009. Actual expenses may vary from the estimates shown.

The Hartford Capital Appreciation II Fund

As of November 1, 2009, under the heading “The Hartford Capital Appreciation II Fund , Your Expenses,” of the Prospectus, the Shareholder Fees and Annual Operating Expenses table and the footnotes attached thereto with respect to Class B, as well as the expense examples, are deleted and replaced with the following:

YOUR EXPENSES.  This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

CLASS B
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a percentage of offering price	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	5.00%
Exchange fees	None
Annual Operating Expenses (expenses that are deducted from the fund’s assets)
Management fees	0.94%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.55%
Total annual operating expenses	2.49%
Less: Contractual expense reimbursement (1)	0.15%
Net annual operating expenses(1)	2.34%

1

(1)          HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class B shares at 2.35%. HASCO, the fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes.  Each contractual arrangement will remain in effect until February 28, 2011, and shall renew automatically for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination of the expense reimbursement agreements to the Board of Directors of the fund.

EXAMPLE.  These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples also assume that your investment has a 5% return each year, that the fund’s operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. Your actual costs may be higher or lower. Thus, based on these assumptions, for every $10,000 invested, here is how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

You would pay the following expenses if you redeemed your shares at the end of each period:

CLASS B
Expenses (with redemption)
Year 1	$737
Year 3	$1,061
Year 5	$1,512
Year 10	$2,546

You would pay the following expenses if you did not redeem your shares:

CLASS B
Expenses (without redemption)
Year 1	$237
Year 3	$761
Year 5	$1,312
Year 10	$2,546

The Hartford Disciplined Equity Fund

As of November 1, 2009, under the heading “The Hartford Disciplined Equity Fund, Your Expenses,” of the Prospectus, the Shareholder Fees and Annual Operating Expenses table and the footnotes attached thereto with respect to Class B, as well as the expense examples, are deleted and replaced with the following:

YOUR EXPENSES.  This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

CLASS B
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a percentage of offering price	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	5.00%
Exchange fees	None
Annual Operating Expenses (expenses that are deducted from the fund’s assets)
Management fees(1)	0.75%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.97%
Total annual operating expenses	2.72%
Less: Contractual expense reimbursement (2)	0.62%
Net annual operating expenses(2)	2.10%

2

(1)          Effective November 1, 2008, HIFSCO has permanently reduced its management fee at each breakpoint for this fund.

(2)          HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class B shares at 2.10% . HASCO, the fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes.  Each contractual arrangement will remain in effect until February 28, 2011, and shall renew automatically for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination of the expense reimbursement agreements to the Board of Directors of the fund.

EXAMPLE.  These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples also assume that your investment has a 5% return each year, that the fund’s operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. Your actual costs may be higher or lower. Thus, based on these assumptions, for every $10,000 invested, here is how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

You would pay the following expenses if you redeemed your shares at the end of each period:

CLASS B
Expenses (with redemption)
Year 1	$713
Year 3	$1,086
Year 5	$1,585
Year 10	$2,683

You would pay the following expenses if you did not redeem your shares:

CLASS B
Expenses (without redemption)
Year 1	$213
Year 3	$786
Year 5	$1,385
Year 10	$2,683

The Hartford Checks and Balances Fund

As of November 1, 2009, under the heading “The Hartford Checks and Balances Fund, Your Expenses,” of the Prospectus, the Shareholder Fees and Annual Operating Expenses table and the footnotes attached thereto, as well as the expense examples, are deleted and replaced with the following:

YOUR EXPENSES.  This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The fund will indirectly bear a pro rata share of fees and expenses incurred by the Underlying Funds in which the fund is invested. The fund’s pro rata portion of the cumulative expenses charged by the Underlying Funds is listed in the table below and is calculated as a percentage of the fund’s average net assets. The pro rata portion of the cumulative expenses may be higher or lower depending on the allocation of the fund’s assets among the Underlying Funds and the actual expenses of the Underlying Funds.

3

	CLASS A		CLASS B	CLASS C
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.50%		None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None	(1)	5.00%	1.00%
Exchange fees	None		None	None
Annual Operating Expenses (expenses that are deducted from the fund’s assets)
Management fees	None		None	None
Distribution and service (12b-1) fees	0.25	%(2)	1.00%	1.00%
Other expenses	0.19%		0.30%	0.20%
Acquired Fund fees and expenses	0.68%		0.68%	0.68%
Total annual operating expenses (3)	1.12%		1.98%	1.88%

(1)          A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See “Classes of Shares: How Sales Charges are Calculated.”

(2)          The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the Board of Directors has currently authorized Rule 12b-1 payments of only up to 0.25% on Class A shares.

(3)          HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class A shares, Class B shares and Class C shares at 1.25%, 2.00% and 2.00%, respectively. HASCO, the fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes.  Each contractual arrangement will remain in effect until February 28, 2011, and shall renew automatically for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination of the expense reimbursement agreements to the Board of Directors of the fund.

EXAMPLE.  These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples also assume that your investment has a 5% return each year, that the fund’s operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. Your actual costs may be higher or lower. Thus, based on these assumptions, for every $10,000 invested, here is how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

You would pay the following expenses if you redeemed your shares at the end of each period:

	CLASS A	CLASS B	CLASS C
Expenses (with redemption)
Year 1	$658	$701	$291
Year 3	$886	$921	$591
Year 5	$1,133	$1,268	$1,016
Year 10	$1,838	$2,084	$2,201

You would pay the following expenses if you did not redeem your shares:

	CLASS A	CLASS B	CLASS C
Expenses (without redemption)
Year 1	$658	$201	$191
Year 3	$886	$621	$591
Year 5	$1,133	$1,068	$1,016
Year 10	$1,838	$2,084	$2,201

This Supplement should be retained with your Prospectus for future reference.

4

Supplement

dated August 31, 2009

to the Class Y Shares Prospectus (the “Prospectus”)

for The Hartford Mutual Funds, Dated March 1, 2009

The above referenced Prospectus is revised as follows:

Fund Expense Limitations

At a meeting held on August 4-5, 2009, the Boards of Directors (“Board”) of The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. (the “Companies”) approved the continuation of the management agreements between the Companies and Hartford Investment Financial Services, LLC (“HIFSCO”), the Funds’ investment manager, as well as the transfer agency agreement between the Funds and Hartford Administrative Services Company (“HASCO”). The Board also approved the expense limitation agreements for the Funds, and in connection therewith, certain operational changes with respect to the implementation of the expense limitations. Specifically, the Board approved a change in the order in which Fund expense and transfer agency fee limitations are applied by HIFSCO and HASCO, respectively. As of November 1, 2009, transfer agency fees in excess of the transfer agency expense limitation amount (currently 0.30%) will be reimbursed by HASCO prior to the application of the Fund expense limitation by HIFSCO. This change will likely result in a material increase in Fund expenses for certain Funds. Such anticipated increases for the affected Funds are reflected in the tables and notes below.

In addition, with respect to The Hartford Global Equity Fund, The Hartford High Yield Fund, The Hartford Income Fund and The Hartford Inflation Plus Fund, the Board also approved a change to the  levels at which expenses will be reimbursed , as reflected below in the table and notes for the Funds. Accordingly, the following changes for the noted Funds are being made to the Prospectus:

You should note that all expense information for the Funds shown below is based on estimates of expenses as of November 1, 2009. Actual expenses may vary from the estimates shown.

The Hartford Global Equity Fund

As of  November 1, 2009, under the heading “The Hartford Global Equity Fund, Your Expenses,” of the Prospectus, the Shareholder Fees and Annual Operating Expenses table and the footnotes attached thereto, as well as the expense examples, are deleted and replaced with the following:

1

YOUR EXPENSES.  This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

CLASS Y
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a percentage of offering price	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None
Exchange fees	None
Annual Operating Expenses (expenses that are deducted from the fund’s assets)
Management fees	0.95%
Distribution and service (12b-1) fees	None
Other expenses	0.38%
Total annual operating expenses (1)	1.33%

(1)   HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class Y shares at 1.40%. HIFSCO’s contractual arrangement will remain in effect until February 28, 2011, and shall renew automatically for one-year terms unless HIFSCO provides written notice of termination of the expense reimbursement agreements to the Board of Directors of the fund.

EXAMPLE.  These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples also assume that your investment has a 5% return each year, that the fund’s operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. Because no sales charges apply to the Class Y shares you would have the same expenses whether or not you redeemed your shares. Your actual costs may be higher or lower. Thus, based on these assumptions, for every $10,000 invested, here is how much you would pay in total expenses whether or not you sell all of your shares at the end of each time period indicated:

CLASS Y
Expenses (with or without redemption)
Year 1	$135
Year 3	$421
Year 5	$729
Year 10	$1,601

The Hartford High Yield Fund

As of  November 1, 2009, under the heading “The Hartford High Yield Fund, Your Expenses,” of the Prospectus, the Shareholder Fees and Annual Operating Expenses table and the footnotes attached thereto, as well as the expense examples, are deleted and replaced with the following:

2

YOUR EXPENSES.  This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

CLASS Y
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a percentage of offering Price	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None
Exchange fees	None
Annual Operating Expenses (expenses that are deducted from the fund’s assets)
Management fees	0.70%
Distribution and service (12b-1) fees	None
Other expenses	0.11%
Total annual operating expenses(1)	0.81%

(1)   HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class Y shares at 0.95%. HIFSCO’s contractual arrangement will remain in effect until February 28, 2011, and shall renew automatically for one-year terms unless HIFSCO provides written notice of termination of the expense reimbursement agreements to the Board of Directors of the fund.

EXAMPLE.  These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples also assume that your investment has a 5% return each year, that the fund’s operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. Because no sales charges apply to the Class Y shares you would have the same expenses whether or not you redeemed your shares. Your actual costs may be higher or lower. Thus, based on these assumptions, for every $10,000 invested, here is how much you would pay in total expenses whether or not you sell all of your shares at the end of each time period indicated:

CLASS Y
Expenses (with or without redemption)
Year 1	$83
Year 3	$259
Year 5	$450
Year 10	$1,002

The Hartford Income Fund

As of  November 1, 2009, under the heading “The Hartford Income Fund, Your Expenses,” of the Prospectus, the Shareholder Fees and Annual Operating Expenses table and the footnotes attached thereto, as well as the expense examples, are deleted and replaced with the following:

3

YOUR EXPENSES.  This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

CLASS Y
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a percentage of offering price	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None
Exchange fees	None
Annual Operating Expenses (expenses that are deducted from the fund’s assets)
Management fees	0.55%
Distribution and service (12b-1) fees	None
Other expenses	0.11%
Total annual operating expenses(1)	0.66%

(1)   HIFSCO has permanently agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class Y shares at 0.75%. HIFSCO’s contractual arrangement will remain in effect until February 28, 2011, and shall renew automatically for one-year terms unless HIFSCO provides written notice of termination of the expense reimbursement agreements to the Board of Directors of the fund.

EXAMPLE.  These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples also assume that your investment has a 5% return each year, that the fund’s operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. Because no sales charges apply to the Class Y shares you would have the same expenses whether or not you redeemed your shares. Your actual costs may be higher or lower. Thus, based on these assumptions, for every $10,000 invested, here is how much you would pay in total expenses whether or not you sell all of your shares at the end of each time period indicated:

CLASS Y
Expenses (with or without redemption)
Year 1	$67
Year 3	$211
Year 5	$368
Year 10	$822

The Hartford Inflation Plus Fund

As of  November 1, 2009, under the heading “The Hartford Inflation Plus Fund, Your Expenses,” of the Prospectus, the Shareholder Fees and Annual Operating Expenses table and the footnotes attached thereto, as well as the expense examples, are deleted and replaced with the following:

4

YOUR EXPENSES.  This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

CLASS Y
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a percentage of offering price	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None
Exchange fees	None
Annual Operating Expenses (expenses that are deducted from the fund’s assets)
Management fees	0.53%
Distribution and service (12b-1) fees	None
Other expenses	0.06%
Total annual operating expenses(1)	0.59%

(1)   HIFSCO has permanently agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class Y shares at 0.75%. In addition HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class Y shares at 0.65%. HIFSCO’s contractual arrangement will remain in effect until February 28, 2011, and shall renew automatically for one-year terms unless HIFSCO provides written notice of termination of the expense reimbursement agreements to the Board of Directors of the fund.

EXAMPLE.  These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples also assume that your investment has a 5% return each year, that the fund’s operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. Because no sales charges apply to the Class Y shares you would have the same expenses whether or not you redeemed your shares. Your actual costs may be higher or lower. Thus, based on these assumptions, for every $10,000 invested, here is how much you would pay in total expenses whether or not you sell all of your shares at the end of each time period indicated:

CLASS Y
Expenses (with or without redemption)
Year 1	$60
Year 3	$189
Year 5	$329
Year 10	$738

This Supplement should be retained with your Prospectus for future reference.

5

Supplement

dated August 31, 2009

to the Class R3, Class R4, Class R5 and Class Y Shares Prospectus (the “Prospectus”)

for The Hartford Mutual Funds, Dated March 1, 2009

The above referenced Prospectus is revised as follows:

Fund Expense Limitations

At a meeting held on August 4-5, 2009, the Boards of Directors (“Board”) of The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. (the “Companies”) approved the continuation of the management agreements between the Companies and Hartford Investment Financial Services, LLC (“HIFSCO”), the Funds’ investment manager, as well as the transfer agency agreement between the Funds and Hartford Administrative Services Company (“HASCO”). The Board also approved the expense limitation agreements for the Funds, and in connection therewith, certain operational changes with respect to the implementation of the expense limitations. Specifically, the Board approved a change in the order in which Fund expense and transfer agency fee limitations are applied by HIFSCO and HASCO, respectively. As of November 1, 2009, transfer agency fees in excess of the transfer agency expense limitation amount (currently 0.30%) will be reimbursed by HASCO prior to the application of the Fund expense limitation by HIFSCO. This change will likely result in a material increase in Fund expenses for certain Funds. Such anticipated increases for the affected Funds are reflected in the tables and notes below.

In addition, with respect to The Hartford Checks and Balances Fund, The Hartford Global Equity Fund, The Hartford High Yield Fund and The Hartford Inflation Plus Fund, the Board also approved a change to the levels at which expenses will be reimbursed , as reflected below in the table and notes for the Funds. Accordingly, the following changes for the noted Funds are being made to the Prospectus:

You should note that all expense information for the Funds shown below is based on estimates of expenses as of November 1, 2009. Actual expenses may vary from the estimates shown.

The Hartford Checks and Balances Fund

As of November 1, 2009, under the heading “The Hartford Checks and Balances Fund, Your Expenses,” of the Prospectus, the Shareholder Fees and Annual Operating Expenses table and the footnotes attached thereto, as well as the expense examples, are deleted and replaced with the following:

1

YOUR EXPENSES.  This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The fund will indirectly bear a pro rata share of fees and expenses incurred by the Underlying Funds in which the fund is invested. The fund’s pro rata portion of the cumulative expenses charged by the Underlying Funds is listed in the table below and is calculated as a percentage of the fund’s average net assets. The pro rata portion of the cumulative expenses may be higher or lower depending on the allocation of the fund’s assets among the Underlying Funds and the actual expenses of the Underlying Funds.

	CLASS R3	CLASS R4	CLASS R5
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a percentage of offering price	None	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None	None	None
Exchange fees	None	None	None
Annual Operating Expenses (expenses that are deducted from the fund’s assets)
Management fees	None	None	None
Distribution and service (12b-1) fees	0.50%	0.25%	None
Other expenses(1)	0.34%	0.23%	0.15%
Acquired Fund fees and expenses	0.68%	0.68%	0.68%
Total annual operating expenses (2)	1.52%	1.16%	0.83%

(1)          “Other Expenses” include an administrative services fee for third-party record keeping services that is payable as a percentage of net assets in the amount of up to 0.20%, 0.15% and 0.10% for Class R3 shares, Class R4 shares and Class R5 shares, respectively.

(2)          HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class R3 shares, Class R4 shares and Class R5 shares at 1.55%, 1.25% and 1.05%, respectively. HASCO, the fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes.  Each contractual arrangement will remain in effect until February 28, 2011, and shall renew automatically for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination of the expense reimbursement agreements to the Board of Directors of the fund.

EXAMPLE.  These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples also assume that your investment has a 5% return each year, that the fund’s operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. You would pay the same expenses whether or not you redeemed your shares at the end of each period below. Your actual costs may be higher or lower. Thus, based on these assumptions, for every $10,000 invested, here is how much you would pay in total expenses whether or not you sell all of your shares at the end of each time period indicated:

	CLASS R3	CLASS R4	CLASS R5
Expenses (with or without redemption)
Year 1	$155	$118	$85
Year 3	$480	$368	$265
Year 5	$829	$638	$460
Year 10	$1,813	$1,409	$1,025

The Hartford Global Equity Fund

As of November 1, 2009, under the heading “The Hartford Global Equity Fund, Your Expenses,” of the Prospectus, the Shareholder Fees and Annual Operating Expenses table and the footnotes attached thereto, as well as the expense examples, are deleted and replaced with the following:

2

YOUR EXPENSES.  This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

	CLASS R3	CLASS R4	CLASS R5	CLASS Y
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a percentage of offering price	None	None	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None	None	None	None
Exchange fees	None	None	None	None
Annual Operating Expenses (expenses that are deducted from the fund’s assets)
Management fees	0.95%	0.95%	0.95%	0.95%
Distribution and service (12b-1) fees	0.50%	0.25%	None	None
Other expenses(1)	0.59%	0.53%	0.48%	0.38%
Total annual operating expenses	2.04%	1.73%	1.43%	1.33%
Less: Contractual expense reimbursement(2)	0.04%	None	None	None
Net annual operating expenses(2)	2.00%	1.73%	1.43%	1.33%

(1)          “Other Expenses” include an administrative services fee for third-party record keeping services that is payable as a percentage of net assets in the amount of up to 0.20%, 0.15% and 0.10% for Class R3 shares, Class R4 shares and Class R5 shares, respectively.

(2)          HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class R3 shares, Class R4 shares, Class R5 shares and Class Y shares at 2.00%, 1.75%, 1.50% and 1.40%, respectively. HASCO, the fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes.  Each contractual arrangement will remain in effect until February 28, 2011, and shall renew automatically for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination of the expense reimbursement agreements to the Board of Directors of the fund.

EXAMPLE.  These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples also assume that your investment has a 5% return each year, that the fund’s operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. You would pay the same expenses whether or not you redeemed your shares at the end of each period below. Your actual costs may be higher or lower. Thus, based on these assumptions, for every $10,000 invested, here is how much you would pay in total expenses whether or not you sell all of your shares at the end of each time period indicated:

	CLASS R3	CLASS R4	CLASS R5	CLASS Y
Expenses (with or without redemption)
Year 1	$203	$176	$146	$135
Year 3	$636	$545	$452	$421
Year 5	$1,095	$939	$782	$729
Year 10	$2,366	$2,041	$1,713	$1,601

The Hartford High Yield Fund

As of November 1, 2009, under the heading “The Hartford High Yield Fund, Your Expenses,” of the Prospectus, the Shareholder Fees and Annual Operating Expenses table and the footnotes attached thereto, as well as the expense examples, are deleted and replaced with the following:

3

YOUR EXPENSES.  This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

	CLASS R3	CLASS R4	CLASS R5	CLASS Y
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a percentage of offering Price	None	None	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None	None	None	None
Exchange fees	None	None	None	None
Annual Operating Expenses (expenses that are deducted from the fund’s assets)
Management fees	0.70%	0.70%	0.70%	0.70%
Distribution and service (12b-1) fees	0.50%	0.25%	None	None
Other expenses(1)	0.55%	0.39%	0.18%	0.11%
Total annual operating expenses	1.75%	1.34%	0.88%	0.81%
Less: Contractual expense reimbursement (2)	0.30%	0.19%	None	None
Net annual operating expenses(2)	1.45%	1.15%	0.88%	0.81%

(1)          “Other Expenses” include an administrative services fee for third-party record keeping services that is payable as a percentage of net assets in the amount of up to 0.20%, 0.15% and 0.10% for Class R3 shares, Class R4 shares and Class R5 shares, respectively.

(2)          HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class R3 shares, Class R4 shares, Class R5 shares and Class Y shares at 1.45%, 1.15%, 0.95% and 0.95%, respectively. HASCO, the fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes.  Each contractual arrangement will remain in effect until February 28, 2011, and shall renew automatically for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination of the expense reimbursement agreements to the Board of Directors of the fund.

EXAMPLE.  These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples also assume that your investment has a 5% return each year, that the fund’s operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. You would pay the same expenses whether or not you redeemed your shares at the end of each period below. Your actual costs may be higher or lower. Thus, based on these assumptions, for every $10,000 invested, here is how much you would pay in total expenses whether or not you sell all of your shares at the end of each time period indicated:

	CLASS R3	CLASS R4	CLASS R5	CLASS Y
Expenses (with or without redemption)
Year 1	$148	$117	$90	$83
Year 3	$522	$406	$281	$259
Year 5	$921	$716	$488	$450
Year 10	$2,038	$1,596	$1,084	$1,002

The Hartford Inflation Plus Fund

As of November 1, 2009, under the heading “The Hartford Inflation Plus Fund, Your Expenses,” of the Prospectus, the Shareholder Fees and Annual Operating Expenses table and the footnotes attached thereto, as well as the expense examples, are deleted and replaced with the following:

4

YOUR EXPENSES.  This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

	CLASS R3	CLASS R4	CLASS R5	CLASS Y
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a percentage of offering price	None	None	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None	None	None	None
Exchange fees	None	None	None	None
Annual Operating Expenses (expenses that are deducted from the fund’s assets)
Management fees	0.53%	0.53%	0.53%	0.53%
Distribution and service (12b-1) fees	0.50%	0.25%	None	None
Other expenses (1)	0.34%	0.23%	0.25%	0.06%
Total annual operating expenses	1.37%	1.01%	0.78%	0.59%
Less: Contractual expense reimbursement (2)	0.12%	0.01%	None	None
Net annual operating expenses(2)	1.25%	1.00%	0.78%	0.59%

(1)          “Other Expenses” include an administrative services fee for third-party record keeping services that is payable as a percentage of net assets in the amount of up to 0.20%, 0.15% and 0.10% for Class R3 shares, Class R4 shares and Class R5 shares, respectively.

(2)          HIFSCO has permanently agreed to reimburse expenses (exclusive of taxes, interest expense, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class R3 shares, Class R4 shares, Class R5 shares and Class Y shares at 1.25%, 1.00%, 0.85% and 0.75%, respectively. In addition, HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expense, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class R5 shares and Class Y shares at 0.81% and 0.65%, respectively. HASCO, the fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes.  Each contractual arrangement will remain in effect until February 28, 2011, and shall renew automatically for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination of the expense reimbursement agreements to the Board of Directors of the fund.

EXAMPLE.  These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples also assume that your investment has a 5% return each year, that the fund’s operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. You would pay the same expenses whether or not you redeemed your shares at the end of each period below. Your actual costs may be higher or lower. Thus, based on these assumptions, for every $10,000 invested, here is how much you would pay in total expenses whether or not you sell all of your shares at the end of each time period indicated:

	CLASS R3	CLASS R4	CLASS R5	CLASS Y
Expenses (with or without redemption)
Year 1	$127	$102	$80	$60
Year 3	$422	$321	$249	$189
Year 5	$739	$557	$433	$329
Year 10	$1,636	$1,235	$966	$738

This Supplement should be retained with your Prospectus for future reference.

5

Supplement

dated August 31, 2009

to the Class I Shares Prospectus (the “Prospectus”)

for The Hartford Mutual Funds, Dated March 1, 2009

The above referenced Prospectus is revised as follows:

Fund Expense Limitations

At a meeting held on August 4-5, 2009, the Boards of Directors (“Board”) of The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. (the “Companies”) approved the continuation of the management agreements between the Companies and Hartford Investment Financial Services, LLC (“HIFSCO”), the Funds’ investment manager, as well as the transfer agency agreement between the Funds and Hartford Administrative Services Company (“HASCO”). The Board also approved the expense limitation agreements for the Funds, and in connection therewith, certain operational changes with respect to the implementation of the expense limitations. Specifically, the Board approved a change in the order in which Fund expense and transfer agency fee limitations are applied by HIFSCO and HASCO, respectively. As of November 1, 2009, transfer agency fees in excess of the transfer agency expense limitation amount (currently 0.30%) will be reimbursed by HASCO prior to the application of the Fund expense limitation by HIFSCO. This change will likely result in a material increase in Fund expenses for certain Funds. Such anticipated increases for the affected Funds are reflected in the tables and notes below.

In addition, with respect to The Hartford Checks and Balances Fund, The Hartford Global Equity Fund, The Hartford High Yield Fund and The Hartford Inflation Plus Fund, the Board also approved a change to the levels at which expenses will be reimbursed , as reflected below in the table and notes for the Funds. Accordingly, the following changes for the noted Funds are being made to the Prospectus:

You should note that all expense information for the Funds shown below is based on estimates of expenses as of November 1, 2009. Actual expenses may vary from the estimates shown.

The Hartford Checks and Balances Fund

As of November 1, 2009, under the heading “The Hartford Checks and Balances Fund, Your Expenses,” of the Prospectus, the Shareholder Fees and Annual Operating Expenses table and the footnotes attached thereto, as well as the expense examples, are deleted and replaced with the following:

YOUR EXPENSES.  This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The fund will indirectly bear a pro rata share of fees and expenses incurred by the Underlying Funds in which the fund is invested. The fund’s pro rata portion of the cumulative expenses charged by the Underlying Funds is listed in the table below and is calculated as a percentage of the fund’s average net assets. The pro rata portion of the cumulative expenses may be higher or lower depending on the allocation of the fund’s assets among the Underlying Funds and the actual expenses of the Underlying Funds.

CLASS I
Shareholder Fees
(fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a percentage of offering price	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None
Exchange fees	None
Annual Operating Expenses
(expenses that are deducted from the fund’s assets)
Management fees	None
Distribution and service (12b-1) fees	None
Other expenses	0.15%
Acquired Fund fees and expenses	0.68%
Total annual operating expenses (1)	0.83%

1

(1)          HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class I shares at 1.00%. HASCO, the fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes.  Each contractual arrangement will remain in effect until February 28, 2011, and shall renew automatically for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination of the expense reimbursement agreements to the Board of Directors of the fund.

EXAMPLE.  These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples also assume that your investment has a 5% return each year, that the fund’s operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. You would pay the same expenses whether or not you redeemed your shares at the end of each period below. Your actual costs may be higher or lower. Thus, based on these assumptions, for every $10,000 invested, here is how much you would pay in total expenses whether or not you sell all of your shares at the end of each time period indicated:

CLASS I
Expenses (with or without redemption)
Year 1	$85
Year 3	$265
Year 5	$460
Year 10	$1,025

The Hartford Global Equity Fund

As of  November 1, 2009, under the heading “The Hartford Global Equity Fund, Your Expenses,” of the Prospectus, the Shareholder Fees and Annual Operating Expenses table and the footnotes attached thereto, as well as the expense examples, are deleted and replaced with the following:

YOUR EXPENSES.  This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

CLASS I
Shareholder Fees
(fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a percentage of offering price	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None
Exchange fees	None
Annual Operating Expenses
(expenses that are deducted from the fund’s assets)
Management fees	0.95%
Distribution and service (12b-1) fees	None
Other expenses	0.39%
Total annual operating expenses (1)	1.34%

(1)          HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class I shares at 1.50%. HASCO, the fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes.  Each contractual arrangement will remain in effect until February 28, 2011, and shall renew automatically for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination of the expense reimbursement agreements to the Board of Directors of the fund.

2

EXAMPLE.  These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples also assume that your investment has a 5% return each year, that the fund’s operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. You would pay the same expenses whether or not you redeemed your shares at the end of each period below. Your actual costs may be higher or lower. Thus, based on these assumptions, for every $10,000 invested, here is how much you would pay in total expenses whether or not you sell all of your shares at the end of each time period indicated:

CLASS I
Expenses (with or without redemption)
Year 1	$136
Year 3	$425
Year 5	$734
Year 10	$1,613

The Hartford High Yield Fund

As of November 1, 2009, under the heading “The Hartford High Yield Fund, Your Expenses,” of the Prospectus, the Shareholder Fees and Annual Operating Expenses table and the footnotes attached thereto, as well as the expense examples, are deleted and replaced with the following:

YOUR EXPENSES.  This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

CLASS I
Shareholder Fees
(fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a percentage of offering Price	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None
Exchange fees	None
Annual Operating Expenses
(expenses that are deducted from the fund’s assets)
Management fees	0.70%
Distribution and service (12b-1) fees	None
Other expenses	0.17%
Total annual operating expenses (1)	0.87%

(1)          HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class I shares at 0.95%. HASCO, the fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes.  Each contractual arrangement will remain in effect until February 28, 2011, and shall renew automatically for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination of the expense reimbursement agreements to the Board of Directors of the fund.

EXAMPLE.  These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples also assume that your investment has a 5% return each year, that the fund’s operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. You would pay the same expenses whether or not you redeemed your shares at the end of each period below. Your actual costs may be higher or lower. Thus, based on these assumptions, for every $10,000 invested, here is how much you would pay in total expenses whether or not you sell all of your shares at the end of each time period indicated:

CLASS I
Expenses (with or without redemption)
Year 1	$89
Year 3	$278
Year 5	$482
Year 10	$1,073

3

The Hartford Inflation Plus Fund

As of  November 1, 2009, under the heading “The Hartford Inflation Plus Fund, Your Expenses,” of the Prospectus, the Shareholder Fees and Annual Operating Expenses table and the footnotes attached thereto, as well as the expense examples, are deleted and replaced with the following:

YOUR EXPENSES.  This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

CLASS I
Shareholder Fees
(fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a percentage of offering price	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None
Exchange fees	None
Annual Operating Expenses
(expenses that are deducted from the fund’s assets)
Management fees	0.53%
Distribution and service (12b-1) fees	None
Other expenses	0.17%
Total annual operating expenses	0.70%
Less: Contractual expense reimbursement(1)	0.05%
Net annual operating expenses(1)	0.65%

(1)          HIFSCO has permanently agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class I shares at 0.75%.  In addition, HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class I shares at 0.65%. HASCO, the fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes.  Each contractual arrangement will remain in effect until February 28, 2011, and shall renew automatically for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination of the expense reimbursement agreements to the Board of Directors of the fund.

EXAMPLE.  These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples also assume that your investment has a 5% return each year, that the fund’s operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. You would pay the same expenses whether or not you redeemed your shares at the end of each period below. Your actual costs may be higher or lower. Thus, based on these assumptions, for every $10,000 invested, here is how much you would pay in total expenses whether or not you sell all of your shares at the end of each time period indicated:

CLASS I
Expenses (with or without redemption)
Year 1	$66
Year 3	$219
Year 5	$385
Year 10	$866

4

The Hartford International Growth Fund

As of  November 1, 2009, under the heading “The Hartford International Growth Fund, Your Expenses,” of the Prospectus, the Shareholder Fees and Annual Operating Expenses table and the footnotes attached thereto, as well as the expense examples, are deleted and replaced with the following:

YOUR EXPENSES.  This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

CLASS I
Shareholder Fees
(fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a percentage of offering price	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None
Exchange fees	None
Annual Operating Expenses
(expenses that are deducted from the fund’s assets)
Management fees	0.90%
Distribution and service (12b-1) fees	None
Other expenses	0.87%
Total annual operating expenses	1.77%
Less: Contractual expense reimbursement(1)	0.42%
Net annual operating expenses(1)	1.35%

(1)          HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class I shares at 1.35%. HASCO, the fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes.  Each contractual arrangement will remain in effect until February 28, 2011, and shall renew automatically for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination of the expense reimbursement agreements to the Board of Directors of the fund.

EXAMPLE.  These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples also assume that your investment has a 5% return each year, that the fund’s operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. You would pay the same expenses whether or not you redeemed your shares at the end of each period below. Your actual costs may be higher or lower. Thus, based on these assumptions, for every $10,000 invested, here is how much you would pay in total expenses whether or not you sell all of your shares at the end of each time period indicated:

CLASS I
Expenses (with or without redemption)
Year 1	$137
Year 3	$516
Year 5	$920
Year 10	$2,049

This Supplement should be retained with your Prospectus for future reference.

5

Supplement

dated August 31, 2009

to the Class A, Class B and Class C Shares Prospectus (the “Prospectus”)

for The Hartford Mutual Funds, Dated March 1, 2009

The above referenced Prospectus is revised as follows:

Fund Expense Limitations

At a meeting held on August 4-5, 2009, the Boards of Directors (“Board”) of The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. (the “Companies”) approved the continuation of the management agreements between the Companies and Hartford Investment Financial Services, LLC (“HIFSCO”), the Funds’ investment manager, as well as the transfer agency agreement between the Funds and Hartford Administrative Services Company (“HASCO”). The Board also approved the expense limitation agreements for the Funds, and in connection therewith, certain operational changes with respect to the implementation of the expense limitations. Specifically, the Board approved a change in the order in which Fund expense and transfer agency fee limitations are applied by HIFSCO and HASCO, respectively. As of November 1, 2009, transfer agency fees in excess of the transfer agency expense limitation amount (currently 0.30%) will be reimbursed by HASCO prior to the application of the Fund expense limitation by HIFSCO. This change will likely result in a material increase in Fund expenses for certain classes of certain Funds. Such anticipated increases for the affected classes are reflected in the tables and notes below.

You should note that all expense information for the Funds shown below is based on estimates of expenses as of November 1, 2009. Actual expenses may vary from the estimates shown.

The Hartford MidCap Value Fund

As of November 1, 2009, under the heading “The Hartford MidCap Value Fund, Your Expenses,” of the Prospectus, the Shareholder Fees and Annual Operating Expenses table and the footnotes attached thereto with respect to Class B, as well as the expense examples, are deleted and replaced with the following:

YOUR EXPENSES.  This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

CLASS B
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a percentage of offering price	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	5.00%
Exchange fees	None
Annual Operating Expenses (expenses that are deducted from the fund’s assets)
Management fees(1)	0.80%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.80%
Total annual operating expenses	2.60%
Less: Contractual expense reimbursement (2)	0.50%
Net annual operating expenses(2)	2.10%

(1)          Effective November 1, 2008, HIFSCO has permanently reduced its management fee at each breakpoint for this fund.

1

(2)          HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class B shares at 2.10%. HASCO, the fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes.  Each contractual arrangement will remain in effect until February 28, 2011, and shall renew automatically for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination of the expense reimbursement agreements to the Board of Directors of the fund.

EXAMPLE.  These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples also assume that your investment has a 5% return each year, that the fund’s operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. Your actual costs may be higher or lower. Thus, based on these assumptions, for every $10,000 invested, here is how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

You would pay the following expenses if you redeemed your shares at the end of each period:

CLASS B
Expenses (with redemption)
Year 1	$713
Year 3	$1,061
Year 5	$1,536
Year 10	$2,600

You would pay the following expenses if you did not redeem your shares:

CLASS B
Expenses (without redemption)
Year 1	$213
Year 3	$761
Year 5	$1,336
Year 10	$2,600

The Hartford Select MidCap Value Fund

As of November 1, 2009 , under the heading “The Hartford Select MidCap Value Fund, Your Expenses,” of the Prospectus, the Shareholder Fees and Annual Operating Expenses table and the footnotes attached thereto with respect to Classes B and C, as well as the expense examples, are deleted and replaced with the following:

YOUR EXPENSES.  This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

	CLASS B	CLASS C
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a percentage of offering price	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	5.00%	1.00%
Exchange fees	None	None
Annual Operating Expenses (expenses that are deducted from the fund’s assets)
Management fees	0.75%	0.75%
Distribution and service (12b-1) fees	1.00%	1.00%
Other expenses	1.13%	0.95%
Total annual operating expenses	2.88%	2.70%
Less: Contractual expense reimbursement (1)	0.83%	0.65%
Net annual operating expenses(1)	2.05%	2.05%

2

(1)          HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class B shares and Class C shares at 2.05%. HASCO, the fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes.  Each contractual arrangement will remain in effect until February 28, 2011, and shall renew automatically for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination of the expense reimbursement agreements to the Board of Directors of the fund.

EXAMPLE.  These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples also assume that your investment has a 5% return each year, that the fund’s operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. Your actual costs may be higher or lower. Thus, based on these assumptions, for every $10,000 invested, here is how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

You would pay the following expenses if you redeemed your shares at the end of each period:

	CLASS B	CLASS C
Expenses (with redemption)
Year 1	$708	$308
Year 3	$1,114	$777
Year 5	$1,645	$1,372
Year 10	$2,799	$2,984

You would pay the following expenses if you did not redeem your shares:

	CLASS B	CLASS C
Expenses (without redemption)
Year 1	$208	$208
Year 3	$814	$777
Year 5	$1,445	$1,372
Year 10	$2,799	$2,984

The Hartford Select SmallCap Value Fund

As of November 1, 2009, under the heading “The Hartford Select SmallCap Value Fund, Your Expenses,” of the Prospectus, the Shareholder Fees and Annual Operating Expenses table and the footnotes attached thereto with respect to Classes B and C, as well as the expense examples, are deleted and replaced with the following:

YOUR EXPENSES.  This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

	CLASS B	CLASS C
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a percentage of offering price	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	5.00%	1.00%
Exchange fees	None	None
Annual Operating Expenses (expenses that are deducted from the fund’s assets)
Management fees	1.00%	1.00%
Distribution and service (12b-1) fees	1.00%	1.00%
Other expenses	0.76%	0.72%
Acquired fund fees and expenses	0.01%	0.01%
Total annual operating expenses	2.77%	2.73%
Less: Contractual expense reimbursement (1)	0.41%	0.37%
Net annual operating expenses(1)	2.36%	2.36%

3

(1)          HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class B shares and Class C shares at 2.35%. HASCO, the fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes.  Each contractual arrangement will remain in effect until February 28, 2011, and shall renew automatically for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination of the expense reimbursement agreements to the Board of Directors of the fund.

EXAMPLE.  These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples also assume that your investment has a 5% return each year, that the fund’s operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. Your actual costs may be higher or lower. Thus, based on these assumptions, for every $10,000 invested, here is how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

You would pay the following expenses if you redeemed your shares at the end of each period:

	CLASS B	CLASS C
Expenses (with redemption)
Year 1	$739	$339
Year 3	$1,120	$812
Year 5	$1,628	$1,412
Year 10	$2,744	$3,034

You would pay the following expenses if you did not redeem your shares:

	CLASS B	CLASS C
Expenses (without redemption)
Year 1	$239	$239
Year 3	$820	$812
Year 5	$1,428	$1,412
Year 10	$2,744	$3,034

The Hartford Value Fund

As of November 1, 2009, under the heading “The Hartford Value Fund, Your Expenses,” of the Prospectus, the Shareholder Fees and Annual Operating Expenses table and the footnotes attached thereto with respect to Class B, as well as the expense examples, are deleted and replaced with the following:

YOUR EXPENSES.  This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

CLASS B
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a percentage of offering price	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	5.00%
Exchange fees	None
Annual Operating Expenses (expenses that are deducted from the fund’s assets)
Management fees	0.80%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.69%
Total annual operating expenses	2.49%
Less: Contractual expense reimbursement (1)	0.34%
Net annual operating expenses(1)	2.15%

4

(1)          HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class B shares at 2.15% . HASCO, the fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes.  Each contractual arrangement will remain in effect until February 28, 2011, and shall renew automatically for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination of the expense reimbursement agreements to the Board of Directors of the fund.

EXAMPLE.  These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples also assume that your investment has a 5% return each year, that the fund’s operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. Your actual costs may be higher or lower. Thus, based on these assumptions, for every $10,000 invested, here is how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

You would pay the following expenses if you redeemed your shares at the end of each period:

CLASS B
Expenses (with redemption)
Year 1	$718
Year 3	$1,043
Year 5	$1,495
Year 10	$2,511

You would pay the following expenses if you did not redeem your shares:

CLASS B
Expenses (without redemption)
Year 1	$218
Year 3	$743
Year 5	$1,295
Year 10	$2,511

The Hartford Value Opportunities Fund

As of November 1, 2009, under the heading “The Hartford Value Opportunities Fund, Your Expenses,” of the Prospectus, the Shareholder Fees and Annual Operating Expenses table and the footnotes attached thereto with respect to Class B, as well as the expense examples, are deleted and replaced with the following:

YOUR EXPENSES.  This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

CLASS B
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a percentage of offering price	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	5.00%
Exchange fees	None
Annual Operating Expenses (expenses that are deducted from the fund’s assets)
Management fees(1)	0.80%
Distribution and service (12b-1) fees	1.00%
Other expenses	1.07%
Total annual operating expenses	2.87%
Less: Contractual expense reimbursement (2)	0.77%
Net annual operating expenses(2)	2.10%

5

(1)          Effective November 1, 2008, HIFSCO has permanently reduced its management fee at the first two breakpoints for this fund.

(2)          HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class B shares at 2.10%. HASCO, the fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes.  Each contractual arrangement will remain in effect until February 28, 2011, and shall renew automatically for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination of the expense reimbursement agreements to the Board of Directors of the fund.

EXAMPLE.  These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples also assume that your investment has a 5% return each year, that the fund’s operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. Your actual costs may be higher or lower. Thus, based on these assumptions, for every $10,000 invested, here is how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

You would pay the following expenses if you redeemed your shares at the end of each period:

CLASS B
Expenses (with redemption)
Year 1	$713
Year 3	$1,116
Year 5	$1,646
Year 10	$2,792

You would pay the following expenses if you did not redeem your shares:

CLASS B
Expenses (without redemption)
Year 1	$213
Year 3	$816
Year 5	$1,446
Year 10	$2,792

This Supplement should be retained with your Prospectus for future reference.

6

Supplement

dated August 31, 2009

to the Class A, Class B and Class C Shares Prospectus (the “Prospectus”)

for The Hartford Mutual Funds, Dated March 1, 2009

The above referenced Prospectus is revised as follows:

Fund Expense Limitations

At a meeting held on August 4-5, 2009, the Boards of Directors (“Board”) of The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. (the “Companies”) approved the continuation of the management agreements between the Companies and Hartford Investment Financial Services, LLC (“HIFSCO”), the Funds’ investment manager, as well as the transfer agency agreement between the Funds and Hartford Administrative Services Company (“HASCO”). The Board also approved the expense limitation agreements for the Funds, and in connection therewith, certain operational changes with respect to the implementation of the expense limitations. Specifically, the Board approved a change in the order in which Fund expense and transfer agency fee limitations are applied by HIFSCO and HASCO, respectively. As of November 1, 2009, transfer agency fees in excess of the transfer agency expense limitation amount (currently 0.30%) will be reimbursed by HASCO prior to the application of the Fund expense limitation by HIFSCO. This change will likely result in a material increase in Fund expenses for certain classes of certain Funds. Such anticipated increases for the affected classes are reflected in the tables and notes below.

You should note that all expense information for the Funds shown below is based on estimates of expenses as of November 1, 2009. Actual expenses may vary from the estimates shown.

The Hartford Growth Fund

As of November 1, 2009, under the heading “The Hartford Growth Fund, Your Expenses,” of the Prospectus, the Shareholder Fees and Annual Operating Expenses table and the footnotes attached thereto with respect to Class B , as well as the expense examples, are deleted and replaced with the following:

YOUR EXPENSES.  This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

CLASS B
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a percentage of offering price	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	5.00%
Exchange fees	None
Annual Operating Expenses (expenses that are deducted from the fund’s assets)
Management fees	0.76%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.79%
Total annual operating expenses	2.55%
Less: Contractual expense reimbursement (1)	0.50%
Net annual operating expenses(1)	2.05%

(1)          HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain

1

total annual operating expenses for Class B shares at 2.05%. HASCO, the fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes.  Each contractual arrangement will remain in effect until February 28, 2011, and shall renew automatically for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination of the expense reimbursement agreements to the Board of Directors of the fund.

EXAMPLE.  These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples also assume that your investment has a 5% return each year, that the fund’s operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. Your actual costs may be higher or lower. Thus, based on these assumptions, for every $10,000 invested, here is how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

You would pay the following expenses if you redeemed your shares at the end of each period:

CLASS B
Expenses (with redemption)
Year 1	$708
Year 3	$1,046
Year 5	$1,511
Year 10	$2,532

You would pay the following expenses if you did not redeem your shares:

CLASS B
Expenses (without redemption)
Year 1	$208
Year 3	$746
Year 5	$1,311
Year 10	$2,532

The Hartford Growth Opportunities Fund

As of November 1, 2009, under the heading “The Hartford Growth Opportunities Fund, Your Expenses,” of the Prospectus, the Shareholder Fees and Annual Operating Expenses table and the footnotes attached thereto with respect to Class B, as well as the expense examples, are deleted and replaced with the following:

YOUR EXPENSES.  This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

CLASS B
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a percentage of offering Price	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	5.00%
Exchange fees	None
Annual Operating Expenses (expenses that are deducted from the fund’s assets)
Management fees	0.72%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.68%
Total annual operating expenses	2.40%
Less: Contractual expense reimbursement (1)	0.30%
Net annual operating expenses(1)	2.10%

(1)      HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class B shares at 2.11%.  HASCO, the fund’s transfer agent, has

2

contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes.  Each contractual arrangement will remain in effect until February 28, 2011, and shall renew automatically for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination of the expense reimbursement agreements to the Board of Directors of the fund.

EXAMPLE.  These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples also assume that your investment has a 5% return each year, that the fund’s operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. Your actual costs may be higher or lower. Thus, based on these assumptions, for every $10,000 invested, here is how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

You would pay the following expenses if you redeemed your shares at the end of each period:

CLASS B
Expenses (with redemption)
Year 1	$713
Year 3	$1,020
Year 5	$1,453
Year 10	$2,442

You would pay the following expenses if you did not redeem your shares:

CLASS B
Expenses (without redemption)
Year 1	$213
Year 3	$720
Year 5	$1,253
Year 10	$2,442

The Hartford MidCap Growth Fund

As of November 1, 2009, under the heading “The Hartford MidCap Growth Fund, Your Expenses,” of the Prospectus, the Shareholder Fees and Annual Operating Expenses table and the footnotes attached thereto with respect to Classes B and C, as well as the expense examples, are deleted and replaced with the following:

YOUR EXPENSES.  This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

	CLASS B	CLASS C
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a percentage of offering price	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	5.00%	1.00%
Exchange fees	None	None
Annual Operating Expenses (expenses that are deducted from the fund’s assets)
Management fees	0.75%	0.75%
Distribution and service (12b-1) fees	1.00%	1.00%
Other expenses	1.27%	0.94%
Total annual operating expenses	3.02%	2.69%
Less: Contractual expense reimbursement (1)	0.92%	0.59%
Net annual operating expenses(1)	2.10%	2.10%

(1)          HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain

3

total annual operating expenses for Class B shares and Class C shares at 2.10% . HASCO, the fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes.  Each contractual arrangement will remain in effect until February 28, 2011, and shall renew automatically for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination of the expense reimbursement agreements to the Board of Directors of the fund.

EXAMPLE.  These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples also assume that your investment has a 5% return each year, that the fund’s operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. Your actual costs may be higher or lower. Thus, based on these assumptions, for every $10,000 invested, here is how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

You would pay the following expenses if you redeemed your shares at the end of each period:

	CLASS B	CLASS C
Expenses (with redemption)
Year 1	$713	$313
Year 3	$1,147	$780
Year 5	$1,706	$1,372
Year 10	$2,911	$2,979

You would pay the following expenses if you did not redeem your shares:

	CLASS B	CLASS C
Expenses (without redemption)
Year 1	$213	$213
Year 3	$847	$780
Year 5	$1,506	$1,372
Year 10	$2,911	$2,979

The Hartford Small Company Fund

As of November 1, 2009, under the heading “The Hartford Small Company Fund, Your Expenses,” of the Prospectus, the Shareholder Fees and Annual Operating Expenses table and the footnotes attached thereto with respect to Class B, as well as the expense examples, are deleted and replaced with the following:

YOUR EXPENSES.  This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

CLASS B
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a percentage of offering price	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	5.00%
Exchange fees	None
Annual Operating Expenses (expenses that are deducted from the fund’s assets)
Management fees	0.82%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.82%
Total annual operating expenses	2.64%
Less: Contractual expense reimbursement (1)	0.49%
Net annual operating expenses(1)	2.15%

(3)          HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class B shares at 2.15%. HASCO, the fund’s transfer agent, has

4

contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes.  Each contractual arrangement will remain in effect until February 28, 2011, and shall renew automatically for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination of the expense reimbursement agreements to the Board of Directors of the fund.

EXAMPLE.  These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples also assume that your investment has a 5% return each year, that the fund’s operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. Your actual costs may be higher or lower. Thus, based on these assumptions, for every $10,000 invested, here is how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

You would pay the following expenses if you redeemed your shares at the end of each period:

CLASS B
Expenses (with redemption)
Year 1	$718
Year 3	$1,074
Year 5	$1,556
Year 10	$2,632

You would pay the following expenses if you did not redeem your shares:

CLASS B
Expenses (without redemption)
Year 1	$218
Year 3	$774
Year 5	$1,356
Year 10	$2,632

The Hartford SmallCap Growth Fund

As of November 1, 2009, under the heading “The Hartford SmallCap Growth Fund, Your Expenses,” of the Prospectus, the Shareholder Fees and Annual Operating Expenses table and the footnotes attached thereto, as well as the expense examples, are deleted and replaced with the following:

YOUR EXPENSES.  This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

	CLASS A		CLASS B	CLASS C
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.50%		None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None	(1)	5.00%	1.00%
Exchange fees	None		None	None
Annual Operating Expenses (expenses that are deducted from the fund’s assets)
Management fees	0.88%		0.88%	0.88%
Distribution and service (12b-1) fees	0.25	%(2)	1.00%	1.00%
Other expenses	0.89%		1.23%	0.83%
Total annual operating expenses	2.02%		3.11%	2.71%
Less: Contractual expense reimbursement (3)	0.62%		0.96%	0.56%
Net annual operating expenses(3)	1.40%		2.15%	2.15%

(1)          A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See “Classes of Shares: How Sales Charges are Calculated.”

5

(2)          The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the Board of Directors has currently authorized Rule 12b-1 payments of only up to 0.25% on Class A shares.

(3)          HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class A shares, Class B shares and Class C shares at 1.40%, 2.15% and 2.15%, respectively. HASCO, the fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes.  Each contractual arrangement will remain in effect until February 28, 2011, and shall renew automatically for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination of the expense reimbursement agreements to the Board of Directors of the fund.

EXAMPLE.  These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples also assume that your investment has a 5% return each year, that the fund’s operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. Your actual costs may be higher or lower. Thus, based on these assumptions, for every $10,000 invested, here is how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

You would pay the following expenses if you redeemed your shares at the end of each period:

	CLASS A	CLASS B	CLASS C
Expenses (with redemption)
Year 1	$685	$718	$318
Year 3	$1,092	$1,170	$788
Year 5	$1,524	$1,747	$1,385
Year 10	$2,722	$3,098	$3,001

You would pay the following expenses if you did not redeem your shares:

	CLASS A	CLASS B	CLASS C
Expenses (without redemption)
Year 1	$685	$218	$218
Year 3	$1,092	$870	$788
Year 5	$1,524	$1,547	$1,385
Year 10	$2,722	$3,098	$3,001

This Supplement should be retained with your Prospectus for future reference.

6

Supplement

Dated August 31, 2009

To the Class A, Class B and Class C Prospectus (the “Prospectus”)

For The Hartford Mutual Funds, Dated March 1, 2009

Fund Expense Limitations

At a meeting held on August 4-5, 2009, the Boards of Directors (“Board”) of The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. (the “Companies”) approved the continuation of the management agreements between the Companies and Hartford Investment Financial Services, LLC (“HIFSCO”), the Funds’ investment manager, as well as the transfer agency agreement between the Funds and Hartford Administrative Services Company (“HASCO”). The Board also approved the expense limitation agreements for the Funds, and in connection therewith, certain operational changes with respect to the implementation of the expense limitations. Specifically, the Board approved a change in the order in which Fund expense and transfer agency fee limitations are applied by HIFSCO and HASCO, respectively. As of November 1, 2009, transfer agency fees in excess of the transfer agency expense limitation amount (currently 0.30%) will be reimbursed by HASCO prior to the application of the Fund expense limitation by HIFSCO. This change will likely result in a material increase in Fund expenses for certain classes of certain Funds. Such anticipated increases are disclosed in separate prospectus supplements containing revised fee tables and examples for the classes so affected.

This Supplement should be retained with your Prospectus for future reference.